TANGIBLE FIXED ASSETS - Property, plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of property, plant and equipment
At beginning of period	$ 7,071	$ 59,728
Impairment in asset	(609)	(31,498)	$ (855)
At end of period	11,321	7,071	59,728
Cost
Reconciliation of property, plant and equipment
At beginning of period	170,936	178,464
Additions	9,595	3
Disposal of subsidiary		(5,254)
Disposals	(40,299)	(1,337)
Foreign Exchange movement	173	(940)
At end of period	140,420	170,936	178,464
Depreciation and impairment
Reconciliation of property, plant and equipment
At beginning of period	(163,865)	(118,736)
Depreciation charged	(3,146)	(14,909)
Impairment in asset	(609)	(31,498)
Disposals	38,655
Foreign Exchange movement	(134)	1,277
At end of period	(129,099)	(163,865)	(118,736)
Mining Machines
Reconciliation of property, plant and equipment
At beginning of period	5,957	51,158
At end of period	6,394	5,957	51,158
Mining Machines | Cost
Reconciliation of property, plant and equipment
At beginning of period	168,407	168,150
Additions	5,269	3
Transfers between classes		1,591
Disposals	(40,299)	(1,337)
Foreign Exchange movement	27
At end of period	133,404	168,407	168,150
Mining Machines | Depreciation and impairment
Reconciliation of property, plant and equipment
At beginning of period	(162,450)	(116,992)
Depreciation charged	(2,605)	(14,171)
Impairment in asset	(609)	(31,498)
Disposals	38,655
Foreign Exchange movement	(1)	211
At end of period	(127,010)	(162,450)	(116,992)
Data Centers
Reconciliation of property, plant and equipment
At beginning of period		4,743
At end of period	123		4,743
Data Centers | Cost
Reconciliation of property, plant and equipment
At beginning of period	690	6,280
Additions	126
Disposal of subsidiary		(5,254)
Foreign Exchange movement	1	(336)
At end of period	817	690	6,280
Data Centers | Depreciation and impairment
Reconciliation of property, plant and equipment
At beginning of period	(690)	(1,537)
Depreciation charged	(4)
Foreign Exchange movement		847
At end of period	(694)	(690)	(1,537)
Equipment
Reconciliation of property, plant and equipment
At beginning of period	1,114	3,828
At end of period	4,804	1,114	3,828
Equipment | Cost
Reconciliation of property, plant and equipment
At beginning of period	1,839	4,034
Additions	4,200
Transfers between classes		(1,591)
Foreign Exchange movement	160	(604)
At end of period	6,199	1,839	4,034
Equipment | Depreciation and impairment
Reconciliation of property, plant and equipment
At beginning of period	(725)	(206)
Depreciation charged	(537)	(738)
Foreign Exchange movement	(133)	219
At end of period	$ (1,395)	$ (725)	$ (206)